Non-current assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2020
Non-current assets held for sale
Non-current assets held for sale and discontinued operations

29.   Non-current assets held for sale and discontinued operations

Discontinued operations

For the year ended 31 December, 2020, the Company has recorded $5,399 thousand related to price adjustment on the sale of Group’s hydro-electric assets in 2019. The amount was recognized in Discontinued operations in Consolidated Income Statement.

On June 2, 2019 the Company entered into an agreement with Kehlen Industries Management, S.L., a wholly-owned subsidiary of TSSP Adjacent Opportunities Partners, L.P., for the sale of the entire share capital of FerroAtlántica, S.A.U ("FAU"), the owner and operator of the Group's hydro-electric assets in Galicia (the “Spanish Hydroelectric Business”) and its smelting facility at Cee-Dumbria. The Spanish Hydroelectric Business was classified as disposal group held for sale in the second quarter of 2019 and has been accounted for as a discontinued operation. Prior to completion of the sale, all other assets of FAU unrelated to the Spanish Hydroelectric Business and the Cee-Dumbria smelting facility were transferred to other Group entities.

Following the satisfaction of conditions precedent, the sale of FAU completed on August 30, 2019, resulting in gross cash proceeds of $177,627 thousand and a profit on disposal of $85,102 thousand. Under the terms of the transaction, the Group will become exclusive off-taker of finished products produced at the smelting plant at Cee-Dumbria and supplier of key raw materials to that facility pursuant to a tolling agreement expiring in 2060.

Analysis of the result for the period from the discontinued operations

The results of the discontinued operations included in the (loss) profit after taxes from discontinued operations are set out below. The comparative results of the Spanish Hydroelectric Business at December 31, 2020, 2019  and 2018 have been represented them as profit (loss) from discontinued operations.

The profit and loss statement from discontinued operations is as follows:

	2020	2019	2018
	US$'000	US$'000	US$'000
Sales	—	13,164	32,035
Cost of sales	—	(271)	(677)
Other operating income	—	365	193
Staff costs	—	(1,450)	(2,201)
Other operating expense	—	(1,995)	(6,370)
Depreciation and amortization charges, operating allowances and write-downs	—	(2,830)	(5,300)
Impairment losses	—	—	—
Operating Profit (loss)	—	6,983	17,680
Net finance expense	—	(6,433)	(4,440)
(LOSS) PROFIT BEFORE TAXES FROM DISCONTINUED OPERATIONS	—	550	13,240
Income tax expense	—	(1,015)	(3,776)
Gain on sale of discontinued operation	(5,399)	85,102	—
(LOSS) PROFIT AFTER TAXES FROM DISCONTINUED OPERATIONS	(5,399)	84,637	9,464

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Discontinued Operations by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year, if any. Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive. The Earnings per share is showed as follows:

	2020	2019	2018
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	(5,399)	84,637	9,464
Denominator:
Weighted average basic shares outstanding	169,269,281	169,152,905	171,406,272
Basic earnings (loss) per ordinary share (US$)	(0.03)	0.50	0.05

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	(5,399)	84,637	9,464
Denominator:
Weighted average basic shares outstanding	169,269,281	169,152,905	171,406,272
Effect of dilutive securities	—	—	123,340
Weighted average dilutive shares outstanding	169,269,281	169,152,905	171,529,612
Diluted earnings (loss) per ordinary share (US$)	(0.03)	0.50	0.05

The statement of cash flows from discontinued operations is showed as follows:

	2020	2019
	US$'000	US$'000
Cash flows from operating activities:
Profit for the period	(5,399)	84,637
Adjustments to reconcile net (loss) profit to net cash provided by operating activities:
Income tax expense (benefit)	—	1,015
Depreciation and amortization charges, operating allowances and write-downs	—	2,830
Net Finance expense	—	6,433
Gains on disposals of non-current and financial assets	5,399	(85,102)
Changes in working capital
Decrease / (increase) in accounts receivable	—	(10,341)
Decrease / (increase) in inventories	—	2
Increase / (Decrease) in accounts payable	—	89
Other changes in operating assets and liabilities
Other, net	(24)	69,243
Income tax paid	—	—
Interest paid	—	(2,307)
Total cash flow from operating activities	(24)	66,499
Cash flows from investing activities:
Payments due to investments:
Property, plant and equipment	—	(126)
Disposals:
Disposal of business, net of cash	—	—
Total cash flow from investing activities	—	(126)
Cash flows from financing activities:
Other financing activities	—	(66,457)
Total cash flow from financing activities	—	(66,457)
INCREASE / (DECREASE) IN CASH	(24)	(84)
CASH AT BEGINNING OF PERIOD	24	108
CASH AT END OF PERIOD	—	24